Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ (23,745)	¥ 13,344	¥ 58,154
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(24,046)	19,288	22,707
Exchange differences on translating foreign operations	95,568	(204,184)	8,064
Total	26,321	(159,244)	69,543
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	(338)	1,534	(4,413)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	17	6	9
Exchange differences on translating foreign operations	(651)	(992)	(5,563)
Total	¥ (972)	¥ 548	¥ (9,967)